                      BRIGHTHOUSE LIFE INSURANCE COMPANY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C


                        SUPPLEMENT DATED APRIL 29, 2019
                                       TO
           THE PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)


This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class A and B variable annuity contracts issued by Brighthouse Life Insurance Company ("BLIC," "we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 709-2811 to request a free copy. Upon request, financial statements for Brighthouse Life Insurance Company will be sent to you without charge.


1. The following information should be read in conjunction with the information presented on the first page of the prospectus.


      IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM BLIC. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


      IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM BLIC ELECTRONICALLY BY CONTACTING US AT WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


      YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM BLIC THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.


2. INVESTMENT OPTIONS


Replace the list of Investment Portfolios under "INVESTMENT OPTIONS" in the prospectus with the list of Investment Portfolios attached to this prospectus supplement.


3. OTHER INFORMATION


In the "OTHER INFORMATION" section, replace the "BLIC" subsection with the following:


      BLIC


      Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of

      Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


In the "OTHER INFORMATION - Requests and Elections" section, replace the "Cybersecurity" subsection with the following:


      CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


      We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


      Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


      Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


      Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.

4. INVESTMENT PORTFOLIO EXPENSES TABLE


Replace the Investment Portfolio Expenses Table in the prospectuses with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


5. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.


6. TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. We monitor transfer activity in the following "Monitored Portfolios" for purposes of imposing our restrictions on frequent transfers. In addition, we monitor transfer activity in all other Funds of the American Funds Insurance Series available under your contract.

               American Funds Global Growth Fund


               American Funds Global Small Capitalization Fund


               BlackRock High Yield Portfolio


               Brighthouse/Aberdeen Emerging Markets Equity Portfolio


               Brighthouse/Dimensional International Small Company Portfolio


               Clarion Global Real Estate Portfolio


               JPMorgan Small Cap Value Portfolio


               Loomis Sayles Small Cap Growth Portfolio


               MFS(R) Research International Portfolio


               Neuberger Berman Genesis Portfolio


               Oppenheimer Global Equity Portfolio


               Western Asset Management Strategic Bond Opportunities Portfolio



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund            0.52%         0.25%        0.03%

 American Funds Global Small                  0.70%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth Fund                   0.32%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.04%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio               0.60%         0.25%        0.09%

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%         --

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.10%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total      0.50%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Wellington Large Cap             0.56%         0.25%        0.02%
  Research Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio      0.56%         0.25%        0.02%

 Invesco Balanced-Risk Allocation             0.63%         0.25%        0.04%
  Portfolio

 Invesco Comstock Portfolio                   0.56%         0.25%        0.03%

 JPMorgan Global Active Allocation            0.72%         0.25%        0.06%
  Portfolio

 JPMorgan Small Cap Value Portfolio           0.78%         0.25%        0.06%

 MetLife Multi-Index Targeted Risk            0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio      0.70%         0.25%        0.05%

 Morgan Stanley Discovery Portfolio           0.64%         0.25%        0.04%

 Oppenheimer Global Equity Portfolio          0.66%         0.25%        0.05%

 PanAgora Global Diversified Risk             0.65%         0.25%        0.18%
  Portfolio

 PIMCO Inflation Protected Bond               0.47%         0.25%        0.77%
  Portfolio

 PIMCO Total Return Portfolio                 0.48%         0.25%        0.26%

 Schroders Global Multi-Asset Portfolio       0.63%         0.25%        0.05%

 SSGA Growth and Income ETF Portfolio         0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                    0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio      0.57%         0.25%        0.02%

 Victory Sycamore Mid Cap Value               0.65%         0.25%        0.04%
  Portfolio

 Western Asset Management Government          0.43%         0.25%        0.04%
  Income Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund             --        0.80%           --          0.80%

 American Funds Global Small                   --        0.99%           --          0.99%
  Capitalization Fund

 American Funds Growth Fund                    --        0.59%           --          0.59%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.01%       0.90%         0.02%         0.88%

 AQR Global Risk Balanced Portfolio          0.05%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.01%         0.05%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                --        0.94%           --          0.94%

 Brighthouse Asset Allocation 100            0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.44%       0.93%           --          0.93%

 Brighthouse/Aberdeen Emerging Markets         --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total     0.01%       0.81%         0.07%         0.74%
  Return Portfolio

 Brighthouse/Wellington Large Cap              --        0.83%         0.04%         0.79%
  Research Portfolio

 Clarion Global Real Estate Portfolio          --        0.91%         0.01%         0.90%

 ClearBridge Aggressive Growth Portfolio       --        0.83%         0.02%         0.81%

 Invesco Balanced-Risk Allocation            0.02%       0.94%         0.02%         0.92%
  Portfolio

 Invesco Comstock Portfolio                    --        0.84%         0.02%         0.82%

 JPMorgan Global Active Allocation             --        1.03%         0.06%         0.97%
  Portfolio

 JPMorgan Small Cap Value Portfolio            --        1.09%         0.10%         0.99%

 MetLife Multi-Index Targeted Risk           0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio       --        1.00%         0.10%         0.90%

 Morgan Stanley Discovery Portfolio            --        0.93%         0.02%         0.91%

 Oppenheimer Global Equity Portfolio           --        0.96%         0.12%         0.84%

 PanAgora Global Diversified Risk            0.04%       1.12%           --          1.12%
  Portfolio

 PIMCO Inflation Protected Bond                --        1.49%         0.01%         1.48%
  Portfolio

 PIMCO Total Return Portfolio                  --        0.99%         0.03%         0.96%

 Schroders Global Multi-Asset Portfolio      0.02%       0.95%         0.01%         0.94%

 SSGA Growth and Income ETF Portfolio        0.19%       0.76%           --          0.76%

 SSGA Growth ETF Portfolio                   0.19%       0.78%           --          0.78%

 T. Rowe Price Large Cap Value Portfolio       --        0.84%         0.05%         0.79%

 Victory Sycamore Mid Cap Value                --        0.94%         0.09%         0.85%
  Portfolio

 Western Asset Management Government           --        0.72%         0.03%         0.69%
  Income Portfolio


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income Portfolio                0.33%         0.25%        0.10%

 BlackRock Capital Appreciation Portfolio       0.69%          --          0.03%

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.10%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Dimensional International          0.81%         0.25%        0.12%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.15%        0.02%
  Opportunities Portfolio

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Growth                 0.90%         0.25%        0.07%
  Portfolio

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MFS(R) Total Return Portfolio                  0.56%         0.25%        0.06%

 MFS(R) Value Portfolio                         0.61%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.82%         0.25%        0.03%

 Western Asset Management Strategic             0.57%         0.25%        0.03%
  Bond Opportunities Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                 --        0.68%           --          0.68%

 BlackRock Capital Appreciation Portfolio        --        0.72%         0.09%         0.63%

 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.61%       0.99%         0.03%         0.96%

 Brighthouse Asset Allocation 40 Portfolio     0.62%       0.93%           --          0.93%

 Brighthouse Asset Allocation 60 Portfolio     0.63%       0.93%           --          0.93%

 Brighthouse Asset Allocation 80 Portfolio     0.65%       0.96%           --          0.96%

 Brighthouse/Dimensional International           --        1.18%         0.01%         1.17%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.87%         0.11%         0.76%
  Opportunities Portfolio

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                  --        1.22%         0.09%         1.13%
  Portfolio

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MFS(R) Total Return Portfolio                   --        0.87%           --          0.87%

 MFS(R) Value Portfolio                          --        0.88%         0.06%         0.82%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 Western Asset Management Strategic              --        0.85%         0.06%         0.79%

  Bond Opportunities Portfolio


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund



BRIGHTHOUSE FUNDS TRUST I (CLASS B)

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Brighthouse/Franklin Low Duration Total Return Portfolio

     Brighthouse/Wellington Large Cap Research Portfolio

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     JPMorgan Global Active Allocation Portfolio

     JPMorgan Small Cap Value Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Discovery Portfolio (formerly Morgan Stanley Mid Cap Growth Portfolio)

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Schroders Global Multi-Asset Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio

     Victory Sycamore Mid Cap Value Portfolio

  Western Asset Management Government Income Portfolio (formerly Fidelity
    Institutional Asset Management(R) Government Income Portfolio)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)

     MFS(R) Total Return Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Seeks long-term growth of capital.
 American Funds Global Small                  Seeks long-term growth of capital.
 Capitalization Fund
 American Funds Growth Fund                   Seeks growth of capital.
 BRIGHTHOUSE FUNDS TRUST I (CLASS B)

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
                                              income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio                                    income.
 BlackRock High Yield Portfolio               Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
                                              current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio                             seeking preservation of shareholders' capital.
 Brighthouse/Wellington Large Cap             Seeks long-term capital appreciation.
 Research Portfolio
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
                                              estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 Invesco Comstock Portfolio                   Seeks capital growth and income.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio                                    income.
 JPMorgan Small Cap Value Portfolio           Seeks long-term capital growth.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio                                    and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Capital Research and Management
                                              CompanySM
 American Funds Global Small                  Capital Research and Management
 Capitalization Fund                          CompanySM
 American Funds Growth Fund                   Capital Research and Management
                                              CompanySM
 BRIGHTHOUSE FUNDS TRUST I (CLASS B)

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
                                              Subadviser: AllianceBernstein L.P.
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
                                              Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio                                    Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio               Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
                                              Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio                             Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio                             Subadviser: Franklin Advisers, Inc.
 Brighthouse/Wellington Large Cap             Brighthouse Investment Advisers, LLC
 Research Portfolio                           Subadviser: Wellington Management
                                              Company LLP
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
                                              Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
                                              Subadviser: ClearBridge Investments, LLC
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio                   Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio                                    Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Small Cap Value Portfolio           Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio                                    Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
                                              Subadviser: Massachusetts Financial Services
                                              Company

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 Morgan Stanley Discovery Portfolio          Seeks capital appreciation.
 (formerly Morgan Stanley Mid Cap
 Growth Portfolio)
 Oppenheimer Global Equity Portfolio         Seeks capital appreciation.
 PanAgora Global Diversified Risk            Seeks total return.
 Portfolio
 PIMCO Inflation Protected Bond Portfolio    Seeks maximum real return, consistent with
                                             preservation of capital and prudent
                                             investment management.
 PIMCO Total Return Portfolio                Seeks maximum total return, consistent with
                                             the preservation of capital and prudent
                                             investment management.
 Schroders Global Multi-Asset Portfolio      Seeks capital appreciation and current
                                             income.
 SSGA Growth and Income ETF Portfolio        Seeks growth of capital and income.
 SSGA Growth ETF Portfolio                   Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
                                             investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.
 Victory Sycamore Mid Cap Value              Seeks high total return by investing in equity
 Portfolio                                   securities of mid-sized companies.
 Western Asset Management Government         Seeks a high level of current income,
 Income Portfolio (formerly Fidelity         consistent with preservation of principal.
 Institutional Asset Management(R)
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income Portfolio             Seeks a competitive total return primarily
 (Class B)                                   from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio    Seeks long-term growth of capital.
 (Class A)
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B)                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio   Seeks a high level of current income, with
 (Class B)                                   growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio   Seeks high total return in the form of income
 (Class B)                                   and growth of capital, with a greater
                                             emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class E)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth              Seeks long-term capital growth.
 Portfolio (Class B)



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- -------------------------------------------
 Morgan Stanley Discovery Portfolio          Brighthouse Investment Advisers, LLC
 (formerly Morgan Stanley Mid Cap            Subadviser: Morgan Stanley Investment
 Growth Portfolio)                           Management Inc.
 Oppenheimer Global Equity Portfolio         Brighthouse Investment Advisers, LLC
                                             Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk            Brighthouse Investment Advisers, LLC
 Portfolio                                   Subadviser: PanAgora Asset Management,
                                             Inc.
 PIMCO Inflation Protected Bond Portfolio    Brighthouse Investment Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 PIMCO Total Return Portfolio                Brighthouse Investment Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 Schroders Global Multi-Asset Portfolio      Brighthouse Investment Advisers, LLC
                                             Subadvisers: Schroder Investment
                                             Management North America Inc.; Schroder
                                             Investment Management North America
                                             Limited
 SSGA Growth and Income ETF Portfolio        Brighthouse Investment Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio                   Brighthouse Investment Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio     Brighthouse Investment Advisers, LLC
                                             Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value              Brighthouse Investment Advisers, LLC
 Portfolio                                   Subadviser: Victory Capital Management
                                             Inc.
 Western Asset Management Government         Brighthouse Investment Advisers, LLC
 Income Portfolio (formerly Fidelity         Subadviser: Western Asset Management
 Institutional Asset Management(R)           Company
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income Portfolio             Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio    Brighthouse Investment Advisers, LLC
 (Class A)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 40 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class E)           Subadviser: Wellington Management
                                             Company LLP
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth              Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Loomis, Sayles & Company, L.P.

           INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------ -------------------------------------------------
 MetLife Aggregate Bond Index Portfolio    Seeks to track the performance of the
 (Class G)                                 Bloomberg Barclays U.S. Aggregate Bond
                                           Index.
 MFS(R) Total Return Portfolio (Class B)   Seeks a favorable total return through
                                           investment in a diversified portfolio.
 MFS(R) Value Portfolio (Class B)          Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio        Seeks high total return, consisting principally
 (Class B)                                 of capital appreciation.
 Western Asset Management Strategic Bond   Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)         with preservation of capital.



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 MetLife Aggregate Bond Index Portfolio    Brighthouse Investment Advisers, LLC
 (Class G)                                 Subadviser: MetLife Investment Advisors,
                                           LLC
 MFS(R) Total Return Portfolio (Class B)   Brighthouse Investment Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 MFS(R) Value Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 Neuberger Berman Genesis Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                 Subadviser: Neuberger Berman Investment
                                           Advisers LLC
 Western Asset Management Strategic Bond   Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)         Subadviser: Western Asset Management
                                           Company